Software Development Costs (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortization	$ 54,979	$ 59,396
Minimum [Member]
Finite-Lived Intangible Assets, Remaining Amortization Period	3 years